Stockholders' Equity (Deficit) (Details 9) - 2017 Omnibus Incentive Plan [Member] - shares shares in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning available		1,615	2,111
Shares granted		(604)	(1,034)
Shares modified to options
Options in exchange for shares
Shares expired
Shares forfeited		215	538
Ending available		1,226	1,615
Vested stock awards (1)	[1]	2,451	905
Beginning number of shares issued		490	465
Issued			25
Cancelled
Ending number of shares issued		490	490

[1]	For 2020, Includes 490 of vested RSU's and 1,961 of vested stock options